Summary of personnel expenses (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) employee	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee
Classes of employee benefits expense [abstract]
Salaries and wages	€ 5,988	€ 6,439	€ 6,191
Defined contribution plans	251	241	223
Defined benefit plan	156	193	183
Share-based payments	202	149	118
Social security costs	873	881	826
Total	€ 7,470	€ 7,903	€ 7,541
Average number of employees | employee	86,689	86,896	87,927